CONCENTRATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF CREDIT RISK

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of June 30, 2025 and December 31, 2024:

	As of		As of
	June 30,		December 31,
	2025		2024
	Amount	% of Total	Amount		% of Total
A	$500,249	20.01%	$	*	*	%
B	489,332	19.57%		795,879	52.82%
C	378,980	15.16%		*	*	%
D	374,882	15.00%		*	*	%
E	262,855	10.51%		*	*	%
F	*	* %		316,273	20.99%
Total	$2,006,298	80.25%		$1,112,152	73.81%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the six months ended June 30, 2025 and 2024.

	For the six months ended June 30,
	2025			2024
Customer	Amount	% of Total		Amount	% of Total
A	$3,607,257	29.83%		$3,022,476	24.91%
B	*	*	%	2,050,295	16.90%
C	*	*	%	1,298,049	10.70%
Total	$3,607,257	29.83%		$6,370,820	52.51%

The following table sets forth information as to each supplier that accounted for 10% or more of accounts payable as of June 30, 2025 and December 31, 2024:

	As of		As of
	June 30,		December 31,
	2025		2024
Suppliers	Amount	% of Total	Amount	% of Total
A	$404,718	25.24%	$417,196	18.81%
B	330,361	20.60%	324,219	14.62%
C	230,211	14.36%	225,931	10.19%
D	*	* %	724,946	32.69%
E	*	* %	273,999	12.35%
Total	$965,290	60.20%	1,966,291	88.66%

*	represented the percentage below 10%

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025			2024
Suppliers	Amount	% of Total		Amount		% of Total
A	$1,266,176	10.82%		$	*	* %
B	*	*	%		2,301,768	17.54%
C	*	*	%		1,811,820	13.80%
D	*	*	%		1,438,856	10.96%
Total	$1,266,176	10.82%			5,552,444	42.30%

	As of			As of
	December 31,			December 31,
	2024			2023
		% of				% of
	Amount	Total		Amount		Total
A	$795,879	52.82%		$	*	* %
B	316,273	20.99%			*	* %
C	*	*	%		997,506	39.39%
D	*	*	%		553,800	21.87%
E	*	*	%		479,511	18.93%
Total	$1,112,152	73.81%			$2,030,817	80.19%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024		2023
Customer		% of		% of
	Amount	Total	Amount	Total
A	$4,612,959	21.77%	$1,951,384	12.61%
B	2,182,042	10.30%	*	*	%
C	2,151,473	10.15%	*	*	%
D	*	* %	1,611,111	10.41%
E	*	* %	*	*	%
Total	$8,946,474	42.22%	$3,562,495	23.02%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable for the years ended December 31, 2024 and 2023.

	As of		As of
	December 31,		December 31,
	2024		2023
Suppliers		% of		% of
	Amount	Total	Amount	Total
A	$724,946	32.69%	$829,815	89.25%
B	417,196	18.81%	*	*	%
C	324,219	14.62%	*	*	%
D	273,999	12.35%	*	*	%
Total	$1,740,360	78.47%	829,815	89.25%

*	represented the percentage below 10%

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the year ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024		2023
Suppliers		% of			% of
	Amount	Total	Amount		Total
A	$3,808,157	16.99%	$	*	* %
B	2,471,212	11.02%		1,706,583	11.95%
C	*	* %		2,607,552	18.25%
Total	$6,279,369	28.01%		4,314,135	30.20%